Financial risk management and fair values (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management And Fair Values
Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

		More than	More than			Carrying
	Within	1 year but	2 years but			amount at
	1 year or	less than	less than	More than		December 31,
	on demand	2 years	5 years	5 years	Total	2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other payables	3,943,988	—	59,842	—	4,003,830	4,003,830
Loans and borrowings	577,913	2,257	2,193	—	582,363	571,265
Lease liabilities	652,942	667,829	947,046	682,653	2,950,470	2,538,494

	5,174,843	670,086	1,009,081	682,653	7,536,663	7,113,589

		More than	More than			Carrying
	Within	1 year but	2 years but			amount at
	1 year or	less than	less than	More than		December 31,
	on demand	2 years	5 years	5 years	Total	2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other payables	4,516,491	72,586	—	—	4,589,077	4,589,077
Loans and borrowings	1,850,008	3,080,403	2,039,590	520,564	7,490,565	7,166,434
Redemption liabilities arising from preferred shares	573,681	—	—	—	573,681	573,681
Lease liabilities	970,977	820,224	1,501,440	837,363	4,130,004	3,664,582

	7,911,157	3,973,213	3,541,030	1,357,927	16,783,327	15,993,774

Schedule of interest rate profile of the Group's loans and borrowings and cash and cash equivalents

		As at December 31,		As at December 31,
	Interest rates	2024	Interest rates	2025
	%	RMB’000%		RMB’000
Fixed rate instrument:
Loans and borrowings (Note 22)	2.07%~3.0%	(571,265)	0.7%~7.64%	(7,166,434)
Cash at bank (Note 18)	2.1%~4.36%	3,517	N/A	—
Term deposits	1.05%~4.8%	409,135	1.05%~4.8%	216,567
		(158,613)		(6,949,867)
Variable rate instrument:
Restricted cash (Note 19)	0.1%~0.95%	1,026	0.05%~1.35%	54,229
Cash at bank (Note 18)	0%~4.31%	6,320,139	0.05%~4.5%	6,807,463
		6,321,165		6,861,692

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	As at December 31, 2024
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other receivables	189,003	43,965	66,782	—	18
Cash and cash equivalents	173,001	93,281	2,112	8,928	1,687
Term deposits	359	—	—	—	—
Trade and other payables	(84,422)	(6,797)	(14,616)	(5,616)	(515)
Net exposure arising from recognized assets and liabilities	277,941	130,449	54,278	3,312	1,190

	Exposure to foreign currencies
	As at December 31, 2025
	United States		Great British	Hong Kong	Singapore
	Dollars	Euros	Pound	Dollars	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Trade and other receivables	307,284	22,704	27,194	25,326	—	574	2,849
Cash and cash equivalents	51,247	61,137	5	4,804	7,087	4,084	5,461
Term deposits	7,480	—	—	—	—	—	—
Trade and other payables	(110,606)	(20,145)	(172)	(12,139)	—	(606)	(481)
Net exposure arising from recognized assets and liabilities	255,405	63,696	27,027	17,991	7,087	4,052	7,829

Schedule of Group's financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2024 categorized into
	2024	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investment in structured deposit	100,000	—	100,000	—
- Investment in an unlisted Partnership Enterprise	123,399	—	—	123,399

	Fair value at	Fair value measurements as at
	December 31,	December 31, 2025 categorized into
	2025	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
Other investments:
- Investment in an unlisted Partnership Enterprise	201,727	—	—	201,727
Financial derivative assets (Note 29)	774,103	—	—	774,103

Liabilities:
Redemption liabilities arising from preferred shares (Note 25)	573,681	—	—	573,681
Financial derivative liabilities (Note 29)	1,184,050	—	—	1,184,050

Currency risk
Disclosure Of Financial Risk Management And Fair Values
Schedule of instantaneous change in the Group's profit after tax (and retained profits) and other components of consolidated equity that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant

	As at December 31, 2024		As at December 31, 2025
		Effect on		Effect on
	Increase/	profit for the	Increase/	profit for the
	(decrease) in	year and	(decrease) in	year and
	foreign	retained	foreign	retained
	exchange rates	earnings	exchange rates	earnings
		RMB’000		RMB’000
United States Dollars	1%	2,311	1%	2,127
	(1)%	(2,311)	(1)%	(2,127)
Euros	1%	1,089	1%	544
	(1)%	(1,089)	(1)%	(544)
Great British Pound	1%	(1)	1%	226
	(1)%	1	(1)%	(226)
Hong Kong Dollars	1%	561	1%	186
	(1)%	(561)	(1)%	(186)
Singapore Dollars	1%	12	1%	60
	(1)%	(12)	(1)%	(60)
Renminbi	1%	31	1%	37
	(1)%	(31)	(1)%	(37)
Others	1%	10	1%	64
	(1)%	(10)	(1)%	(64)